Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	22
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 22, 2012
Closing Date:		October 17, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:		$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%		October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%		August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%		April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%		June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%		June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%		February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$416,368,429.03	0.9232116	$380,426,174.94	0.8435170	$35,942,254.09
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$640,598,429.03	0.4238921	$604,656,174.94	0.4001086	$35,942,254.09

Weighted Avg. Coupon (WAC)	4.02%		4.03%
Weighted Avg. Remaining Maturity (WARM)	37.53		36.71
Pool Receivables Balance	$678,974,431.23		$642,507,198.08
Remaining Number of Receivables	58,817		57,445

Adjusted Pool Balance	$671,725,625.84		$635,783,371.75

III. COLLECTIONS

Principal:
Principal Collections	$35,731,366.60
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$352,049.59
Total Principal Collections	$36,083,416.19

Interest:
Interest Collections	$2,257,405.87
Late Fees & Other Charges	$64,715.75
Interest on Repurchase Principal	$-
Total Interest Collections	$2,322,121.62

Collection Account Interest	$279.50
Reserve Account Interest	$66.07
Servicer Advances	$-

Total Collections	$38,405,883.38

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	22
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$38,405,883.38
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$46,187,682.58

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$565,812.03	$-	$565,812.03	$565,812.03
Collection Account Interest					$279.50
Late Fees & Other Charges					$64,715.75
Total due to Servicer					$630,807.28

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$183,896.06		$183,896.06
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$275,803.06		$275,803.06	$275,803.06

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$37,421,349.20

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$35,942,254.09

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$35,942,254.09
Class A-4 Notes				$-
Class A Notes Total:		$35,942,254.09		$35,942,254.09
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$35,942,254.09

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,479,095.11

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,248,805.39
Beginning Period Amount	$7,248,805.39
Current Period Amortization	$524,979.06
Ending Period Required Amount	$6,723,826.33
Ending Period Amount	$6,723,826.33
Next Distribution Date Amount	$6,225,087.37

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Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	22
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.63%	4.90%	4.90%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.58%	56,628	98.00%	$629,678,348.34
30 - 60 Days	1.13%	650	1.59%	$10,194,435.19
61 - 90 Days	0.24%	137	0.35%	$2,232,059.08
91 + Days	0.05%	30	0.06%	$402,355.47
		57,445		$642,507,198.08
Total
Delinquent Receivables 61 + days past due	0.29%	167	0.41%	$2,634,414.55
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.29%	173	0.41%	$2,769,560.68
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	146	0.33%	$2,336,995.95
Three-Month Average Delinquency Ratio	0.28%		0.38%

Repossession in Current Period		61		$1,007,516.41
Repossession Inventory		128		$781,885.96

Charge-Offs
Gross Principal of Charge-Off for Current Period				$735,866.55
Recoveries				$(352,049.59)
Net Charge-offs for Current Period				$383,816.96

Beginning Pool Balance for Current Period				$678,974,431.23

Net Loss Ratio				0.68%
Net Loss Ratio for 1st Preceding Collection Period				0.56%
Net Loss Ratio for 2nd Preceding Collection Period				0.04%
Three-Month Average Net Loss Ratio for Current Period				0.43%

Cumulative Net Losses for All Periods				$9,351,168.81
Cumulative Net Losses as a % of Initial Pool Balance				0.59%

Principal Balance of Extensions				$3,397,742.63
Number of Extensions				209

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